Supplementary Financial Information (Schedule of Interest Expense and Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
Interest	$ 217	$ 177	$ 618	$ 501	$ 683	$ 552	$ 453
Amortization of discount, premium and debt issuance costs	2	3	5	10	14	13	10
Less AFUDC – capitalized interest portion	(18)	(10)	(45)	(30)	(44)	(29)	(18)
Total interest expense and related charges	$ 201	$ 170	$ 578	$ 481	$ 653	$ 536	$ 445